UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/11

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  2800 Quarry Lake Drive
Suite 220
  Baltimore, MD 21209



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Baltimore, MD                   03/31/2011

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:  $229,949

                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE
				TITLE 		VALUE							INVESTMENT	OTHER				VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(1X$1000)	SHARES		SH/PRN	DESCRETION	MANAGERS	SOLE		SHARED		NONE
Pfizer				COM		717081103	16882.71	831,251.02	SH 	SOLE		N/A		831,251.02	0		0
Berkshire Hathaway - Class B	COM		84670207	15275.77	182,659		SH 	SOLE		N/A		182,659		0		0
Canadian Natural Resources	COM		136385101	14273.93	288,770.54	SH 	SOLE		N/A		288,770.54	0		0
Exelon				COM		30161N101	12071.56	292,714.73	SH 	SOLE		N/A		292,714.73	0		0
Conocophillips			COM		20825C104	11248.69	140,855.09	SH 	SOLE		N/A		140,855.09	0		0
Wal-Mart Stores			COM		931142103	10898.87	209,392.26	SH 	SOLE		N/A		209,392.26	0		0
Fairfax Financial		COM		303901102	10164.60	26,904		SH 	SOLE		N/A		26,904		0		0
Lockheed Martin			COM		539830109	9546.13		118,732.96	SH 	SOLE		N/A		118,732.96	0		0
Microsoft			COM		594918104	9478.22		373,305.16	SH 	SOLE		N/A		373,305.16	0		0
Johnson & Johnson		COM		478160104	9265.89		156,386.35	SH 	SOLE		N/A		156,386.35	0		0
U S Bancorp			COM		902973304	8686.70		328,668		SH 	SOLE		N/A		328,668		0		0
Home Depot			COM		437076102	7354.21		198,440.67	SH 	SOLE		N/A		198,440.67	0		0
Bank of America			COM		60505104	7264.31		544,959.38	SH 	SOLE		N/A		544,959.38	0		0
Contango Oil & Gas		COM		21075N204	7200.89		113,866		SH 	SOLE		N/A		113,866		0		0
Procter & Gamble		COM		742718109	7072.51		114,813.53	SH 	SOLE		N/A		114,813.53	0		0
Citigroup			COM		172967101	6915.00		564,480.47	SH 	SOLE		N/A		564,480.47	0		0
Thermo Fisher Scientific	COM		883556102	6622.34		119,214		SH 	SOLE		N/A		119,214		0		0
Visa				COM		92826C839	6553.06		89,012		SH 	SOLE		N/A		89,012		0		0
Cisco Systems			COM		17275R102	6472.22		377,389		SH 	SOLE		N/A		377,389		0		0
Automatic Data Processing	COM		53015103	6249.92		121,807		SH 	SOLE		N/A		121,807		0		0
American Express		COM		25816109	5966.74		132,007.49	SH 	SOLE		N/A		132,007.49	0		0
Mastercard			COM		57636Q104	5759.10		22,879		SH 	SOLE		N/A		22,879		0		0
Coca Cola			COM		191216100	5390.91		81,261.80	SH 	SOLE		N/A		81,261.80	0		0
Sysco				COM		871829107	4625.71		166,993.31	SH 	SOLE		N/A		166,993.31	0		0
United Healthcare		COM		91324P102	3326.22		73,589		SH 	SOLE		N/A		73,589		0		0
Accenture			COM		G1150G111	3160.36		57,492.41	SH 	SOLE		N/A		57,492.41	0		0
Covidien			COM		G2554F105	2529.59		48,702.07	SH 	SOLE		N/A		48,702.07	0		0
Ensco				COM		26874Q100	2106.94		36,427		SH 	SOLE		N/A		36,427		0		0
Wells Fargo			COM		949746101	2057.38		64,881.21	SH 	SOLE		N/A		64,881.21	0		0
Google				COM		38259P508	1741.50		2,968		SH 	SOLE		N/A		2,968		0		0
Abbott Laboratories		COM		2824100		1117.21		22,777		SH 	SOLE		N/A		22,777		0		0
Paychex				COM		704326107	985.98		31,415.72	SH 	SOLE		N/A		31,415.72	0		0
Pepsico				COM		713448108	499.32		7,752.14	SH 	SOLE		N/A		7,752.14	0		0
B P Prudhoe Bay Royalty Trust	COM		55630107	479.28		4,000		SH 	SOLE		N/A		4,000		0		0
Aon Corporation			COM		37389103	377.45		7,127		SH 	SOLE		N/A		7,127		0		0
Contango Ore Inc		COM		21077F100	203.96		11,031		SH 	SOLE		N/A		11,031		0		0
National Fuel Gas		COM		636180101	124.32		1,680		SH 	SOLE		N/A		1,680		0		0